Summary of Business and Significant Accounting Policies - Recent Accounting Standards - ASU 2016-01 (Details) $ in Millions	Dec. 30, 2016 USD ($)
Recent Accounting Standards
Equity securities currently accounted for under the cost method of accounting	$ 3.5